Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 339,810		$ 285,502		$ 990,818		$ 814,842
Ireland
Segment Reporting Information [Line Items]
Net Revenue	70,368	[1]	41,129	[1]	200,699	[1]	110,891	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	80,417		80,466		250,275		253,740
U.S.
Segment Reporting Information [Line Items]
Net Revenue	152,426		129,564		427,359		351,548
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 36,599		$ 34,343		$ 112,485		$ 98,663

[1]	All sales shown for Ireland are export sales.